Taxation (Details) - Schedule of tax credit - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Adjustment in respect of prior years	£ 190
Deferred tax:
Origination and reversal of timing differences	(7,409)	(969)
Adjustment in respect of prior years	191
Effect of tax rate change on opening balance	1,324
Tax credit	£ (5,704)	£ (969)